Other Assets and Non-current Assets Held for Sale - Schedule of Other Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets for leasing	$ 10,807	$ 18,724
Other assets	531,826	752,137
Deposits in guarantee	11,230	33,786
Accounts and notes receivable	37,070	48,017
Rights on brokerage transactions	26,589	158,687
Repossessed assets from leasing transactions	3,809	1,787
Prepaid expenses	26,629	21,179
Collateral for financial transactions (threshold)	413,439	407,529
Claims receivable from insurance companies	230	1,933
Asset management fees receivable	811	816
Insurance brokerage fees receivable	6,741	5,654
Other assets	5,278	72,749
Totals	$ 542,633	$ 770,861